Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 4,835	$ 18,474	$ 14,098
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	2,869	18,135	13,702
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	1,564	154	301
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	143	76	37
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	47	44	12
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	160	14	19
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	35	29	11
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash, cash equivalents and short-term deposits	$ 17	$ 22	$ 16